Document and Entity Information	Oct. 16, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 16, 2017
Registrant Name	Alpha Architect ETF Trust
Central Index Key	0001592900
Amendment Flag	false
Document Creation Date	Oct. 16, 2017
Document Effective Date	Oct. 16, 2017
Prospectus Date	Jan. 31, 2017
ValueShares U.S. Quantitative Value ETF | ValueShares U.S. Quantitative Value ETF
Prospectus:
Trading Symbol	QVAL
ValueShares International Quantitative Value ETF | ValueShares International Quantitative Value ETF
Prospectus:
Trading Symbol	IVAL
MomentumShares U.S. Quantitative Momentum ETF | MomentumShares U.S. Quantitative Momentum ETF
Prospectus:
Trading Symbol	QMOM
MomentumShares International Quantitative Momentum ETF | MomentumShares International Quantitative Momentum ETF
Prospectus:
Trading Symbol	IMOM
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus:
Trading Symbol	VMOT